Accounts receivable, net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 23,223	¥ 164,434	¥ 127,940	¥ 117,602
Charged to allowance for doubtful accounts	3,445	24,395	38,214	31,716
Write-off charged against the allowance for the year	(782)	(5,539)	(1,720)	(21,378)
Balance at end of year	$ 25,886	¥ 183,290	¥ 164,434	¥ 127,940